Financial Risk Management - Schedule of Financial Liabilities by Maturity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	₩ 65,742	₩ 71,309
Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	56,684	63,548
Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	385	313
Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	8,673	7,448
Carrying value
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	65,380	70,982
Carrying value | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	56,684	63,548
Carrying value | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	385	313
Carrying value | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	8,311	7,121
Less than 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	57,036	64,512
Less than 3 months | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	55,483	63,153
Less than 3 months | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	385	313
Less than 3 months | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	1,168	1,046
3 months ~ 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	3,194	2,478
3 months ~ 1 year | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	578	175
3 months ~ 1 year | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3 months ~ 1 year | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,616	2,303
1~2 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	3,243	2,070
1~2 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	623	220
1~2 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
1~2 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,620	1,850
2~3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	1,863	1,257
2~3 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
2~3 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
2~3 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	1,863	1,257
3~5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	406	992
3~5 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3~5 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3~5 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	₩ 406	₩ 992